Going Concern and Management's Liquidity Plans	1 Months Ended
Apr. 12, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 3 — GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of April 12, 2021, the Company had no cash and a working capital deficit of approximately $75,495. The Company’s liquidity needs up to April 12, 2021 had been satisfied through proceeds from notes payable and advances from related party and from the issuance of common stock

The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. As of April 12, 2021, the Company had no income from continuing operations. Based on the Company’s cash balance as of April 21, 2021, and projected cash needs for the next twelve months, management estimates that it will need to generate sales revenue and/or raise additional capital to cover operating and capital requirements. Management will need to raise the additional funds through issuing additional shares of common stock or other equity securities or obtaining debt financing. Although management has been successful to date in raising necessary funding, there can be no assurance that sales revenue will substantially increase or that any required future financing can be successfully completed on a timely basis, or on terms acceptable to the Company. Based on these circumstances, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Accordingly, the accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.